CONTINGENT LIABILITIES	12 Months Ended
Oct. 31, 2012
Contingent Liabilities
CONTINGENT LIABILITIES

16.  CONTINGENT LIABILITIES:

The Companies are party to various legal proceedings incidental to their business. Certain claims, suits, and complaints arising in the ordinary course of business have been filed or are possible of assertion against the Companies.  In the opinion of management, all such matters are without merit or are of such kind, or involve such amounts, which are not expected to have a material effect on the combined financial position or results of operations of the Companies.